                        BERGER INVESTMENT PORTFOLIO TRUST
                        Berger Small Company Growth Fund
                           Berger Mid Cap Growth Fund
                              Berger Balanced Fund
                           Berger New Generation Fund
                               Berger Select Fund
                               BERGER GROWTH FUND
                          BERGER GROWTH AND INCOME FUND

                          SUPPLEMENT DATED MAY 23, 2000

                                       TO

                        PROSPECTUS DATED JANUARY 31, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also Effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim investment managers of the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund, succeeding former manager Amy K. Selner. Mr. Sunderhuse continues as Vice President and investment manager of the Berger New Generation Fund and, effectively immediately, will manage both the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund until the arrival of Mr. Tracy on June 5, 2000.

         Effective June 1, 2000, Berger Senior Equity Analyst Steve Fossel will become Vice President of Berger and will serve as investment manager of the Berger Balanced Fund which has been managed by a Berger investment team since January of this year. Mr. Fossel has more than nine years of experience in the investment management industry. Mr. Sunderhuse, along with Berger Vice President and investment manager Tino R. Sellitto, will manage the Fund until June 1, 2000.

         Effective June 5, 2000, Messrs. Tracy, Sunderhuse, Sellitto and Fossel will co-manage the Berger Select Fund. Each is expected to select a portion of the stocks that comprise the Fund's 20-30 core portfolio holdings. Messrs. Sunderhuse and Sellito will co-manage the Fund until June 5, 2000.

         Mr. Sellitto will continue as Vice President and investment manager of the Berger Growth Fund and the Berger Growth and Income Fund.

         The Investment Manager table on page 35 of the Prospectus is amended accordingly.


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                        BERGER INVESTMENT PORTFOLIO TRUST
                        Berger Small Company Growth Fund
                           Berger Mid Cap Growth Fund
                              Berger Balanced Fund
                               Berger Select Fund
                           Berger New Generation Fund
                              BERGER GROWTH FUND
                          BERGER GROWTH AND INCOME FUND

                          SUPPLEMENT DATED MAY 23, 2000
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2000

         Effective June 5, 2000, Jay W. Tracey III will join Berger LLC ("Berger") as Executive Vice President and Chief Investment Officer. Mr. Tracey comes to Berger from OppenheimerFunds, Inc. where he was Vice President and portfolio manager of the Oppenheimer Enterprise Fund since its inception in November, 1995. Mr. Tracey has more than 23 years of experience in the investment management industry.

         Also effective June 5, 2000, Berger Senior Vice President Mark S. Sunderhuse will become Executive Vice President of Berger, at which time Messrs. Tracey and Sunderhuse will serve as interim investment managers of the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund, succeeding former manager Amy K. Selner. Mr. Sunderhuse continues as Vice President and investment manager of the Berger New Generation Fund and, effective immediately, will manage both the Berger Small Company Growth Fund and the Berger Mid Cap Growth Fund until the arrival of Mr. Tracy on June 5, 2000.

         Mr. Tracey, age 46, previously served as Vice President of OppenheimerFunds, Inc. (September 1994 to May 2000) and Portfolio Manager of the Oppenheimer Enterprise Fund (from its inception in November 1995 to May 2000); formerly a Managing Director of Buckingham Capital Management (February 1994 to September 1994); prior to which he was Portfolio Manager and Vice President of other Oppenhiemer Funds and a Vice President of OppenheimerFunds, Inc. (July 1991 to February 1994).

         Effective June 1, 2000, Berger Senior Equity Analyst Steve Fossel will become Vice President of Berger and investment manager of the Berger Balanced Fund which has been managed by a Berger investment team since January of this year. Mr. Fossel, age 32, has been a Senior Equity Analyst of Berger since March 1998; previously Vice President of Salomon Brothers Asset Management (January 1996 to February 1998) and Assistant Portfolio Manager of the Salomon Total Return Fund (January 1997 to February 1998); prior to which he was an Analyst for Salomon Brothers Asset Management (August 1992 to January 1996). Mr. Sunderhuse, along with Berger Vice President and investment manager Tino R. Sellitto, will manage the Fund until June 1, 2000.


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         Effective June 5, 2000, Messrs. Tracy, Sunderhuse, Sellitto and Fossel
will co-manage the Berger Select Fund. Messrs. Sunderhuse and Sellito will co-manage the Fund until June 5, 2000.

         Mr. Sellitto will continue as Vice President and investment manager of the Berger Growth Fund and the Berger Growth and Income Fund.

         The biographical information appearing under the heading "3. Management of the Funds" in the Statement of Additional Information for each of the individuals referenced above is amended accordingly.